Fees Summary	Mar. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,791.13
Previously Paid Amount	0
Total Fee Amount	1.49
Total Offset Amount	0
Net Fee	$ 1.49